Inventories, Net	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Inventories, Net
13.	INVENTORIES, NET

As at,	March 31, 2023	March 31, 2022

The carrying amount of:

Raw materials and consumables	$485.7	$308.7

Work in progress	168.1	103.6

Finished goods	68.9	67.7

	$722.7	$480.0